UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21064

ALLIANCEBERNSTEIN GLOBAL RESEARCH GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York	10105
(Address of principal executive offices)	(Zip code)

Mark R. Manley

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: June 30, 2007

Date of reporting period: March 31, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS.

Global Research Growth Fund

Portfolio of Investments

March 31, 2007 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.3%
Finance - 27.8%
Banking - Money Center - 10.3%
Banco Bilbao Vizcaya Argentaria SA	60,737	$1,491,413
Credit Suisse Group	72,807	5,241,281
JP Morgan Chase & Co.	75,939	3,673,929
Standard Chartered PLC	55,133	1,592,687
UBS AG (Swiss Virt-X)	62,604	3,733,198

		15,732,508

Banking - Regional - 1.8%
Macquarie Bank Ltd.	19,299	1,289,845
UniCredito Italiano SpA	165,272	1,573,757

		2,863,602

Brokerage & Money Management - 6.4%
Banco Itau Holding Financeira SA	24,200	844,527
Franklin Resources, Inc.	9,600	1,159,968
Janus Capital Group, Inc.	71,800	1,501,338
Legg Mason, Inc.	12,600	1,187,046
Lehman Brothers Holdings, Inc.	30,800	2,158,156
Merrill Lynch & Co., Inc.	18,000	1,470,060
Nomura Holdings, Inc.	69,300	1,436,761

		9,757,856

Insurance - 4.8%
American International Group, Inc.	61,200	4,113,864
Axis Capital Holdings Ltd.	12,300	416,478
QBE Insurance Group, Ltd.	48,028	1,223,275
Swiss Reinsurance	16,992	1,554,801

		7,308,418

Miscellaneous - 4.5%
3i Group PLC	36,797	824,849
Chicago Mercantile Exchange Holdings, Inc.-Class A	2,759	1,469,057
Citigroup, Inc.	73,500	3,773,490
NYSE Group, Inc. (a)	9,200	862,500

		6,929,896

		42,592,280

Health Care - 13.2%
Biotechnology - 1.6%
Genentech, Inc. (a)	13,810	1,134,077
Gilead Sciences, Inc. (a)	14,300	1,093,950
Medimmune, Inc. (a)	5,200	189,228

		2,417,255

Drugs - 5.8%
Allergan, Inc.	7,375	817,297
Eli Lilly & Co.	12,100	649,891
Merck & Co. Inc.	37,200	1,643,124
Novartis AG	14,496	809,835
Ranbaxy Laboratories Ltd. (GDR)	11,535	93,390
Roche Holding AG	8,829	1,568,351
Sanofi-Aventis	8,309	722,999
Shionogi & Co. Ltd.	28,000	503,344
Takeda Pharmaceutical Co. Ltd.	4,300	281,560
Teva Pharmaceutical Industries Ltd. (ADR)	27,100	1,014,353
Wyeth	15,300	765,459

		8,869,603

Medical Products - 2.3%
Abbott Laboratories	7,900	440,820
Alcon, Inc.	9,650	1,272,063
Becton Dickinson & Co.	8,600	661,254
Nobel Biocare Holding AG	3,076	1,121,984

		3,496,121

Medical Services - 3.5%
Laboratory Corp. of America Holdings (a)	6,800	493,884
Medco Health Solutions, Inc. (a)	8,300	601,999
UnitedHealth Group, Inc.	37,850	2,004,915
WellPoint, Inc. (a)	28,050	2,274,855

		5,375,653

		20,158,632

Technology - 12.0%
Cellular Communications - 0.2%
Vimpel-Communications (ADR) (a)	2,300	218,132

Communication Equipment - 2.4%
Cisco Systems, Inc. (a)	59,696	1,524,039
Juniper Networks, Inc. (a)	24,100	474,288
Nokia OYJ	48,345	1,113,966
QUALCOMM, Inc.	12,300	524,718

		3,637,011

Communication Services - 0.2%
Monster Worldwide, Inc. (a)	7,100	336,327

Computer Hardware/Storage - 2.1%
Apple, Inc. (a)	9,400	873,354
Hewlett-Packard Co.	21,300	854,982
Sun Microsystems, Inc. (a)	251,691	1,512,663

		3,240,999

Computer Peripherals - 0.2%
Network Appliance, Inc. (a)	8,400	306,768

Computer Services - 2.0%
CapGemini, SA	4,025	306,356
Cognizant Technology Solutions Corp.-Class A (a)	5,800	511,966
Fiserv, Inc. (a)	5,800	307,748
Infosys Technologies Ltd. (ADR)	7,500	376,875

International Business Machines Corp.	13,100	1,234,806
Tata Consultancy Services Ltd.	10,622	300,758

		3,038,509

Contract Manufacturing - 0.2%
HON HAI Precision Industry Co. Ltd. (GDR) (b)	25,517	342,364

Electronic Components - 0.1%
AU Optronics Corp.	150,350	214,087

Internet Infrastructure - 0.2%
Akamai Technologies, Inc. (a)	5,100	254,592

Internet Media - 0.8%
Google, Inc.-Class A (a)	2,571	1,177,929

Miscellaneous - 0.5%
Canon, Inc.	14,350	770,512
Hoya Corp.	1,700	56,164

		826,676

Semiconductor Capital Equipment - 0.4%
ASML Holding NV (a)	11,098	274,620
KLA-Tencor Corp.	5,500	293,260

		567,880

Semiconductor Components - 1.1%
Broadcom Corp.-Class A (a)	11,350	363,995
Novatek Microelectronics Ltd.	59,000	254,243
NVIDIA Corp. (a)	9,000	259,020
Samsung Electronics Co. Ltd.	358	213,448
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	21,242	228,351
Texas Instruments, Inc.	12,400	373,240

		1,692,297

Software - 1.6%
Adobe Systems, Inc. (a)	14,108	588,304
Citrix Systems, Inc. (a)	11,500	368,345
Microsoft Corp.	45,600	1,270,872
Oracle Corp. (a)	15,600	282,828

		2,510,349

		18,363,920

Consumer Services - 8.8%
Advertising - 0.4%
WPP Group PLC	39,227	595,612

Airlines - 0.6%
easyJet PLC (a)	70,564	961,813

Apparel - 0.2%
Inditex SA	4,378	273,444

Broadcasting & Cable - 1.4%
Comcast Corp.-Class A (a)	46,200	1,198,890
Societe Television Francaise 1	27,064	907,291

		2,106,181

Cellular Communications - 0.7%
America Movil SAB de CV Series L (ADR)	19,600	936,684
NTT DoCoMo, Inc.	130	239,487

		1,176,171

Entertainment & Leisure - 0.2%
OPAP, SA	7,411	281,685

Miscellaneous - 0.3%
eBay, Inc. (a)	6,400	212,160
Electronic Arts, Inc. (a)	4,200	211,512

		423,672

Restaurants & Lodging - 2.7%
Accor, SA	12,355	1,182,180
Ctrip.com International Ltd. (ADR)	3,400	227,749
Hilton Hotels Corp.	44,000	1,582,240
Punch Taverns PLC	44,973	1,104,384

		4,096,553

Retail - General Merchandise - 2.3%
Best Buy Co., Inc.	17,200	837,984
Kohl’s Corp. (a)	14,500	1,110,845
Target Corp.	20,200	1,197,052
Wal-Mart de Mexico SA de CV Series V	80,700	344,565

		3,490,446

		13,405,577

Basic Industry - 7.7%
Chemicals - 1.9%
Air Products & Chemicals, Inc.	23,900	1,767,644
Hitachi Chemical Co., Ltd.	47,600	1,116,198

		2,883,842

Mining & Metals - 5.5%
China Shenhua Energy Co. Ltd.-Class H	584,000	1,401,570
Cia Vale do Rio Doce (ADR)	46,300	1,712,637
Cia Vale do Rio Doce (Sponsored) (ADR)	19,000	594,320
MMC Norilsk Nickel (ADR)	5,297	982,593
Rio Tinto PLC	36,436	2,080,635
Xstrata PLC	33,756	1,733,634

		8,505,389

Miscellaneous - 0.3%
Asahi Glass Co. Ltd.	29,000	406,922

		11,796,153

Consumer Staples - 7.4%
Beverages - 0.5%
Pernod-Ricard, SA	1,000	203,334
SABMiller PLC	24,094	530,332

		733,666

Food - 2.9%
Archer-Daniels-Midland Co.	20,800	763,360
Hershey Co.	12,200	666,852
Nestle, SA	5,074	1,977,229
WM Wrigley Jr Co.	21,875	1,114,094

		4,521,535

Household Products - 1.8%
Procter & Gamble Co.	43,120	2,723,459

Tobacco - 2.2%
Altria Group, Inc.	27,400	2,405,994
British American Tobacco PLC	29,583	928,209

		3,334,203

		11,312,863

Energy - 5.9%
Domestic Producers - 2.0%
Noble Energy, Inc.	50,320	3,001,588

International - 0.6%
LUKOIL (ADR)	10,178	879,379

Oil Service - 2.8%
Addax Petroleum Corp.	159	5,027
Halliburton Co.	87,800	2,786,772
Nabors Industries Ltd. (a)	49,300	1,462,731

		4,254,530

Pipelines - 0.5%
Tenaris SA (ADR)	18,300	839,970

		8,975,467

Consumer Manufacturing - 5.2%
Auto & Related - 2.5%
Denso Corp.	18,200	673,719
Fiat SpA (a)	41,913	1,062,414
Tata Motors Ltd. (ADR)	16,400	265,844
Toyota Motor Corp.	28,500	1,825,166

		3,827,143

Building & Related - 2.0%
American Standard Cos, Inc.	15,580	826,051
CRH PLC	11,829	507,252
Daiwa House Industry Co. Ltd.	21,000	343,105
Pulte Homes, Inc.	14,600	386,316
Vinci, SA	6,498	1,013,254

		3,075,978

Miscellaneous - 0.7%
Bunge, Ltd.	13,300	1,093,526

		7,996,647

Capital Goods - 4.9%
Electrical Equipment - 1.5%
Atlas Copco AB-Class A	36,672	1,219,029
Emerson Electric Co.	26,500	1,141,885

		2,360,914

Engineering & Construction - 1.1%
ABB Ltd.	50,741	873,076
Fluor Corp.	8,300	744,676

		1,617,752

Miscellaneous - 2.3%
General Electric Co.	66,280	2,343,661
United Technologies Corp.	18,800	1,222,000

		3,565,661

		7,544,327

Utilities - 1.7%
Electric & Gas Utility - 0.8%
Gazprom ADR (ADR)	28,122	1,178,312

Miscellaneous - 0.3%
NTPC Ltd.	160,700	555,509

Telephone Utility - 0.6%
AT&T, Inc.	5,100	201,093
Telefonica SA	10,190	225,654
Telekomunikasi Indonesia Tbk PT (ADR)	4,400	189,816
Verizon Communications, Inc.	8,500	322,320

		938,883

		2,672,704

Multi-Industry Companies - 1.4%
Multi-Industry Companies - 1.4%
Danaher Corp.	13,590	971,005

Mitsui & Co. Ltd.	64,000	1,204,467

		2,175,472

Aerospace & Defense - 1.3%
Aerospace - 1.3%
BAE Systems PLC	100,069	907,119
Boeing Co.	13,100	1,164,721

		2,071,840

Total Common Stocks (cost $128,176,582)		149,065,882

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 1.5%
Time Deposit - 1.5%
The Bank of New York 4.25%, 4/02/07 (cost $2,214,000)	$2,214	2,214,000

Total Investments - 98.8% (cost $130,390,582)		151,279,882
Other assets less liabilities - 1.2%		1,855,289

Net Assets - 100.0%		$153,135,171

(a)	Non-income producing security.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, the market value of this security amounted to $342,364 or 0.2% of net assets.

Glossary:

ADR    -    American Depositary Receipt

GDR    -    Global Depositary Receipt

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Country Breakdown

Global Research Growth Fund

March 31, 2007 (unaudited)

Summary

52.0%	United States
12.0%	Switzerland
7.4%	United Kingdom
5.9%	Japan
2.9%	France
2.2%	Russia
2.1%	Brazil
2.0%	Bermuda
1.7%	Italy
1.7%	Australia
1.3%	Spain
1.1%	China
1.0%	India
5.2%	Other
1.5%	Short-Term Investments

100.0%	Total Investments

*	All data are as of 03/31/2007. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. ‘Other’ country weightings represents 1.0% or less in the following countries: Argentina, Canada, Finland, Greece, Indonesia, Ireland, Israel, Mexico, Netherlands, South Korea, Sweden, Taiwan.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Global Research Growth Fund, Inc.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date:	May 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date:	May 23, 2007

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	May 23, 2007